Liquidity and Going Concern Uncertainties (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Apr. 22, 2023 USD ($)	Apr. 06, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Apr. 22, 2023 CNY (¥)	Apr. 22, 2023 USD ($)	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 22, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Cash and cash equivalents										¥ 1,870		¥ 9,251		$ 271
Cash and cash equivalents (in Dollars) | $														$ 271
Working capital deficit										28,579	$ 4,142
Incurred losses										103,598	(15,019)	(120,087)	¥ 80,565
Net cash used in operating activities										¥ (55,060)	(7,983)	¥ (71,709)	¥ (58,967)
Purchase price								¥ 6,105	$ 945		$ 5,805
Pre-funded warrant description										The purchase price of each pre-funded warrant is equal to the price per one ADS, minus $0.0001, and the exercise price of each pre-funded warrant will equal $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable, will expire five (5) years from the original issuance date and have an exercise price of $4.00 per ADS. The Company issued to Univest Securities, LLC (“Univest”), the sole placement agent for the Offering, warrants exercisable for 37,500 ADSs, with an exercise price of $4.80 per ADS (the “Placement Agent Warrants”), pursuant to a placement agency agreement (the “Placement Agency Agreement”) dated March 31, 2023 between the Company and Univest. Other than in respect of the exercise price, the Placement Agent Warrants have terms identical to the pre-funded warrants. The Company received approximately US$3,010 (RMB20,761) from this offering.	The purchase price of each pre-funded warrant is equal to the price per one ADS, minus $0.0001, and the exercise price of each pre-funded warrant will equal $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable, will expire five (5) years from the original issuance date and have an exercise price of $4.00 per ADS. The Company issued to Univest Securities, LLC (“Univest”), the sole placement agent for the Offering, warrants exercisable for 37,500 ADSs, with an exercise price of $4.80 per ADS (the “Placement Agent Warrants”), pursuant to a placement agency agreement (the “Placement Agency Agreement”) dated March 31, 2023 between the Company and Univest. Other than in respect of the exercise price, the Placement Agent Warrants have terms identical to the pre-funded warrants. The Company received approximately US$3,010 (RMB20,761) from this offering.
Class A Ordinary Shares [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Investors shares (in Shares)										33,171,421	33,171,421
Invest per share (in Dollars per share) | $ / shares											$ 175
Purchase price										¥ 40,038	$ 5,805
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Ordinary shares newly issued (in Shares)												90,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Invest per share (in Dollars per share) | $ / shares							$ 0.3
Purchase price						¥ 34,486	$ 5,000
Purchase an aggregate (in Shares)			16,666,665			16,666,665	16,666,665
Newly shares issued (in Shares)		12,500,000
Forecast [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Purchase price | $	$ 5,112		$ 5,000
Forecast [Member] | Ordinary Share [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 4.99
Forecast [Member] | Class A Ordinary Shares [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Received				¥ 35,256	$ 5,112
Forecast [Member] | American Depositary Shares [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 750,000
Forecast [Member] | American Depositary Shares [Member] | Class A Ordinary Shares [Member]
Liquidity and Going Concern Uncertainties (Details) [Line Items]
Ordinary shares newly issued (in Shares)		2,500,000